Mortgage Loans Held for Sale at Fair Value (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Mortgage loans held for sale at fair value
Mortgage loans held for sale at fair value	$ 656,341	$ 448,384	$ 89,857
Fair value of mortgage loans pledged to secure mortgage loans sold under agreements to repurchase	646,944	438,850	86,787
Conforming
Mortgage loans held for sale at fair value
Mortgage loans held for sale at fair value	102,366	50,003	19,860
Government-insured or guaranteed
Mortgage loans held for sale at fair value
Mortgage loans held for sale at fair value	$ 549,450	$ 398,381	$ 69,997